Note Payable to Shareholder (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Note Payable to Shareholder and Advance from Shareholders [Line Items]
Loans Unpaid Amount			$ 80
Loans Paid Amount	$ 1
Notes Payable, Noncurrent, Total	$ 79
A. Lorne Weil [Member]
Note Payable to Shareholder and Advance from Shareholders [Line Items]
Notes Payable			150
Loans Unpaid Amount		$ 80	80
Loans Paid Amount			$ 70